Inventories (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Costs of inventories recognized	€ 8,514,000	€ 6,464,000
Increase in COGS if inventory reserve increased by 10 percent of total inventory balance	14,500,000
Cost of Sales [Member]
Inventory [Line Items]
Costs of inventories recognized	€ 246,000,000	€ 207,900,000